International Bond Opportunities ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	93 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG MULTIVERSE EX-USA (USD HEDGED) INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.04%	1.06%	2.35%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.90%	2.40%	3.20%
Performance Inception Date	Apr. 05, 2017
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.98%	0.92%	1.57%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.29%	1.19%	1.74%